WST Investment Trust

October 15, 2014
FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	WST Investment Trust (the “Trust”)
WST Asset Manager - U.S. Bond Fund
File No. 333-189704

Ladies and Gentlemen:

On behalf of WST Investment Trust (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL). The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information (the “SAI”) of WST Asset Manager - U.S. Bond Fund, a new series of the Registrant, as filed with the Commission pursuant to Rule 497(c) under the Securities Act on September 30, 2014 (accession number 0001111830-14-000708). The Prospectus and SAI are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513-346-4190 if you have any questions concerning this filing.

Very truly yours,

/s/ Patricia Bruns

Patricia Bruns
Assistant Secretary